Financial statements preparation	12 Months Ended
Sep. 30, 2021
Financial statements preparation
Financial statements preparation

Note 1. Financial statements preparation

This financial report of Westpac Banking Corporation (the Parent Entity), together with its controlled entities (the Group or Westpac), for the year ended 30 September 2021, was authorised for issue by the Board of Directors on 31 October 2021. The Directors have the power to amend and reissue the financial report.

The principal accounting policies are set out below and in the relevant notes to the financial statements. The accounting policy for the recognition and derecognition of financial assets and financial liabilities precedes Note 10. These accounting policies provide details of the accounting treatments adopted for complex balances and where accounting standards provide policy choices. These policies have been consistently applied to all the years presented, unless otherwise stated.

a.    Basis of preparation

(i)    Basis of accounting

This financial report is a general purpose financial report prepared in accordance with:

●	the requirements for an Authorised Deposit-taking Institution (ADI) under the Banking Act 1959 (as amended);
●	Australian Accounting Standards (AAS) and Interpretations as issued by the Australian Accounting Standards Board (AASB); and
●	the Corporations Act 2001.

Westpac Banking Corporation is a for-profit entity for the purposes of preparing this financial report.

The financial report also complies with International Financial Reporting Standards (IFRS) as issued by the International Accounting Standards Board (IASB) and Interpretations as issued by the IFRS Interpretations Committee (IFRIC). It also includes additional disclosures required for foreign registrants by the United States Securities and Exchange Commission (US SEC).

In September 2020, the SEC amended these disclosure requirements which are effective for the Group’s 30 September 2022 year end unless early adopted. The Group has early adopted these requirements for the 30 September 2021 year end. The key changes are the removal of some disclosures considered to be superseded or duplicated by other SEC reporting requirements or relevant accounting standards as well as introducing some additional disclosure requirements. The key additional disclosure requirements for the Group are more granular maturity (refer to Note 12) and write-off disclosures for loans (refer to Note 13) and disclosure of uninsured deposits, i.e. those deposits which either do not have a form of government based deposit insurance scheme or are in excess of the insurance scheme limit (refer to Note 16).

All amounts have been rounded in accordance with ASIC Corporations (Rounding in Financial/Directors’ Reports) Instrument 2016/191, to the nearest million dollars, unless otherwise stated.

(ii)    Historical cost convention

The financial report has been prepared under the historical cost convention, as modified by applying fair value accounting to financial assets and financial liabilities (including derivative instruments) measured at fair value through income statement (FVIS) or in other comprehensive income (OCI).

(iii)   Changes in accounting policy

Software-as-a-Service (SaaS) arrangements

The Group previously capitalised costs incurred in configuring or customising Software-as-a-Service (SaaS) arrangements as intangible assets as the Group considered that it would benefit from these implementation costs over the contract term of the SaaS arrangements. Following the IFRS Interpretations Committee (IFRIC) agenda decision on Configuration or Customisation Costs in a Cloud Computing Arrangement which was published in April 2021, the Group has reconsidered its accounting treatment and adopted the treatment set out in this IFRIC agenda decision. The revised accounting policy capitalises these costs as intangible assets only if the implementation activities create an intangible asset that the entity controls and the intangible asset meets the recognition criteria. Costs that do not meet these criteria are expensed as incurred, unless they are paid to the suppliers of the SaaS arrangement to significantly customise the cloud-based software for the Group, in which case they are recognised as a prepayment for services and amortised over the expected period of use of the SaaS arrangement.

Note 1. Financial statements preparation (continued)

The change in policy has been applied retrospectively, however as the impact on prior years was not material the amount relating to prior years has been adjusted through opening retained earnings and comparatives have not been restated. The impact on the Group’s financial statements to reflect the write-off of previously capitalised costs is shown in the table below. A positive number indicates an increase in the relevant balance, while a negative number indicates a reduction in the relevant balance:

	Consolidated			Parent Entity
		Prior year impact			Prior year impact
	Impact for	on opening		Impact for	on opening
$m	2021	balance sheet	Total	2021	balance sheet	Total
Balance sheets
Intangible assets - computer software	(5)	(57)	(62)	(3)	(48)	(51)
Deferred tax assets	1	17	18	1	14	15
Opening retained earnings	-	(40)	(40)	-	(34)	(34)
Income statements
Operating expenses	5	-	5	3	-	3
Tax expense	(1)	-	(1)	(1)	-	(1)
Net profit after tax	(4)	-	(4)	(2)	-	(2)

In addition, the Group reclassified $32 million from intangible assets – computer software to other assets – prepayments (Parent Entity $29 million).

(iv)   Standards adopted during the year ended 30 September 2021

A revised Conceptual Framework (Framework) was adopted by the Group on 1 October 2020. The Framework includes new definitions and recognition criteria for assets, liabilities, income and expenses and other relevant financial reporting concepts. These changes did not have a material impact on the Group.

AASB 2020-8 was early adopted, as permitted by the standard, by the Group for the financial year ended 30 September 2021. AASB 2020-8 makes amendments to AASB 9 Financial Instruments (December 2014) (AASB 9), AASB 139 Financial Instruments: Recognition and Measurement (AASB 139), and AASB 7 Financial Instruments: Disclosures (AASB 7) resulting from Interest Rate Benchmark Reform (IBOR reform). Amendments are also made to AASB 4 Insurance contracts and AASB 16 Leases. The amendments:

●	allow the Group to account for a change in contractual cash flows of a financial instrument or lease liability that are a direct result of the IBOR reform to be accounted for prospectively by updating the effective interest rate rather than recognising a modification gain or loss provided that the change is made on an economically equivalent basis;
●	allow the Group to continue hedge accounting and not trigger a de-designation when the following occurs specific to IBOR reform:
–	changes to hedge documentation to update the hedged risk, item and instrument;
–	changes to the method of assessing hedge ineffectiveness;
–

once the hedge relationship has been converted from LIBOR to alternative reference rates (ARR) the cumulative change in fair value for ineffectiveness testing could be reset to zero if this would improve the retrospective effectiveness test;

–

this amendment can apply to macro cash flow and fair value hedges where subgroups can be formed within the portfolio of hedges where some are under the existing LIBOR rate and others have already changed to the ARR;

●	require additional disclosures including:
–	quantitative information regarding all financial instruments linked to IBOR which have not been yet converted to ARR;
–	changes to the entity’s risk management strategy arising from IBOR reform; and
–	the management of the Group’s transition to ARR.

There was no impact on opening retained earnings due to the adoption of the standard. Comparative information is not required to be restated. Note 21 provides further information regarding the Group’s exposure to the IBOR reform.

Note 1. Financial statements preparation (continued)

(v)    Business combinations

Business combinations are accounted for using the acquisition method of accounting. Acquisition cost is measured as the aggregate of the fair value at the date of acquisition of the assets given, equity instruments issued or liabilities incurred or assumed. Acquisition-related costs are expensed as incurred (except for those costs arising on the issue of equity instruments which are recognised directly in equity).

Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at fair value on the acquisition date. Goodwill is measured as the excess of the acquisition cost, the amount of any non-controlling interest and the fair value of any previous Westpac equity interest in the acquiree, over the fair value of the identifiable net assets acquired.

(vi)    Foreign currency translation

Functional and presentational currency

The consolidated financial statements are presented in Australian dollars which is the Parent Entity’s functional and presentation currency. The functional currency of offshore entities is usually the main currency of the economy it operates in.

Transactions and balances

Foreign currency transactions are translated into the functional currency of the relevant branch or subsidiary using the exchange rates prevailing at the dates of the transactions. Foreign exchange (FX) gains and losses resulting from the settlement of such transactions and from the translation at year end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognised in the income statement, except when deferred in OCI for qualifying cash flow hedges and qualifying net investment hedges.

Foreign operations

Assets and liabilities of foreign branches and subsidiaries that have a functional currency other than the Australian dollar are translated at exchange rates prevailing on the balance date. Income and expenses are translated at average exchange rates prevailing during the year. Equity balances are translated at historical exchange rates.

The resulting exchange differences are recognised in the foreign currency translation reserve and in OCI.

Where the group hedges the currency translation risk arising from net investments in foreign operations, the gains or losses on the hedging instruments are also reflected in OCI to the extent the hedge is effective. When all or part of a foreign operation is disposed or borrowings that are part of the net investments are repaid, a proportionate share of such exchange differences is recognised in the income statement as part of the gain or loss on disposal or repayment of borrowing.

(vii)    Comparative revisions

Comparative information has been revised where appropriate to conform to changes in presentation in the current year and to enhance comparability.

b.     Critical accounting assumptions and estimates

Applying the Group’s accounting policies requires the use of judgement, assumptions and estimates which impact the financial information. The significant assumptions and estimates used are discussed in the relevant notes below:

●	Note 7 Income tax
●	Note 13 Provisions for expected credit losses
●	Note 15 Life insurance assets and life insurance liabilities
●	Note 22 Fair values of financial assets and financial liabilities
●	Note 25 Intangible assets
●	Note 26 Provisions, contingent liabilities, contingent assets and credit commitments
●	Note 33 Superannuation commitments

Intangible assets – computer software

Effective from 1 October 2020, the Group made a prospective change to computer software capitalisation by increasing the threshold for capitalisation for software development costs from a total project spend of $1 million to a total project spend of $20 million. This does not have a material effect on the Group’s financial statements. The change increased operating expenses and reduced profit before income tax in the year by $191 million.

Note 1. Financial statements preparation (continued)

Impact of COVID-19

The COVID-19 pandemic and the measures put in place domestically and globally to control the spread of the virus continue to impact global economies and financial markets. As a result, this remains a source of uncertainty and judgement is required in relation to our critical accounting assumptions and estimates, primarily relating to:

●	expected credit losses (ECL); and
●	recoverable amount assessments of intangible assets.

As there is a higher than usual degree of uncertainty associated with these assumptions and estimates, the actual outcomes may differ significantly which may impact accounting estimates included in these financial statements. The impact of COVID-19 is discussed further in each of the related notes.

c.    Future developments in accounting standards

AASB 17 Insurance Contracts (AASB 17) was issued on 19 July 2017 and will be effective for the 30 September 2024 year end unless early adopted. This will replace AASB 4 Insurance Contracts (AASB 4), AASB 1023 General Insurance Contracts and AASB 1038 Life Insurance Contracts. However, the Group’s remaining insurance businesses are classified as held for sale with the sale transactions expected to complete prior to AASB 17 taking effect. As a result, we do not anticipate the standard having any impact on the Group.

Other amendments to existing standards that are not yet effective are not expected to have a material impact to the Group.